Long Term Liabilities to Banks and Others (Details Textual) - USD ($) $ in Thousands		1 Months Ended
	Feb. 28, 2017	Nov. 30, 2016
Long Term Liabilities to Banks and Others (Textual)
Loan amount		$ 31,356
Interest rate	1.85%	2.60%
Payment due date		November 2, 2023
Borrowing amount	$ 40,000
Debt maturity term	5 years